Transactions with Related Parties - TMS Bulkers Ltd - TMS Offshore Services Ltd - TMS Tankers Ltd - TMS Cardiff Gas Ltd (Details)	6 Months Ended		12 Months Ended				16 Months Ended		36 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Jan. 01, 2016	Jan. 01, 2015	Jan. 01, 2012
Management Agreement
Management agreement term	5 years	5 years
Contract termination for any reason other than a default by TMS Bulkers or change of control
Management fee extra period	3 months	3 months
Minimum | Change of control
Termination payment period of fees	36 months	36 months
Maximum | Change of control
Termination payment period of fees	48 months	48 months
TMS Bulkers Ltd.
Management fixed fee per vessel per day			$ 1,876	€ 1,639	$ 1,821	€ 1,591	$ 1,716	€ 1,500	$ 1,767	€ 1,545
Annual management fee adjustment applied											3.00%	3.00%	3.00%
Construction supervisory fee	10.00%	10.00%
Extra superintendents fee per day	$ 572	€ 500
TMS Bulkers Ltd. | Minimum
Annual management fee adjustment							3.00%	3.00%
TMS Bulkers Ltd. | Maximum
Annual management fee adjustment							5.00%	5.00%
TMS Offshore Services Ltd.
Management fixed fee per vessel per day			$ 1,214	€ 1,061
TMS Offshore Services Ltd. | Minimum
Annual management fee adjustment			3.00%
TMS Offshore Services Ltd. | Maximum
Annual management fee adjustment			5.00%
TMS Bulkers and TMS Offshore | New TMS Agreement
Commissions on charter hire agreements	1.25%	1.25%
Commission on purchase or sale price of vessels	1.00%	1.00%
Performance Bonus			$ 6,000,000
Setup Fee			$ 2,000,000
Financing and advisory commission	0.50%	0.50%
Consultancy agreement terms in year	10 years	10 years
TMS Bulkers and TMS Offshore | New TMS Agreement | Up to 20 vessels
Management fixed fee per vessel per day	$ 1,643
Reduction In Management Fees	33.00%	33.00%
TMS Bulkers and TMS Offshore | New TMS Agreement | Above 20 vessels
Management fixed fee per vessel per day	$ 1,500